Other financial liabilities (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		Bank borrowings
Other current financial liabilities		$ 53,591,658		$ 66,679,933
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		16,761,881		19,600,116
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 36,829,777		47,079,817
Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Interest Rate		17.00%
Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Interest Rate		7.07%
Financial Lease Obligations Three [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Interest Rate		6.27%
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 24,623,746		39,079,561
Bank borrowings [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	4,891,137		7,778,623
Bank borrowings [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 19,732,609		$ 31,300,938
Bank borrowings [Member] | Bank Borrowings One [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 185,739		$ 136,115
Type of amortization		At maturity		At maturity
Interest Rate		2.50%		3.50%
Bank borrowings [Member] | Bank Borrowings One [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 136,115
Bank borrowings [Member] | Bank Borrowings One [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 185,739		$ 0
Bank borrowings [Member] | Bank Borrowings Two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 184,728		$ 135,537
Type of amortization		At maturity		At maturity
Interest Rate		5.00%		3.50%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 184,728		$ 135,537
Bank borrowings [Member] | Bank Borrowings Two [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 185,339		$ 217,353
Type of amortization		At maturity		At maturity
Interest Rate		2.70%		3.50%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 217,353
Bank borrowings [Member] | Bank Borrowings Three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 185,339		$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 184,652		$ 54,032
Type of amortization		At maturity		At maturity
Interest Rate		2.50%		4.25%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 184,652		$ 54,032
Bank borrowings [Member] | Bank Borrowings Five [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 185,018		$ 200,933
Type of amortization		At maturity		At maturity
Interest Rate		2.55%		1.85%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 185,018		$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 200,933
Bank borrowings [Member] | Bank Borrowings Six [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		USD		USD
Other current financial liabilities		$ 215,408		$ 201,628
Type of amortization		At maturity		At maturity
Interest Rate		3.20%		2.70%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 201,628
Bank borrowings [Member] | Bank Borrowings Six [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 215,408		$ 0
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		USD
Other current financial liabilities		$ 399,014		$ 133,909
Type of amortization		At maturity		At maturity
Interest Rate		31.77%		2.00%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 399,014		$ 0
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 133,909
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 292,589		$ 3,025
Type of amortization		At maturity		Quarter
Interest Rate		31.50%		15.25%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 292,589		$ 1,436
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 1,589
Bank borrowings [Member] | Bank Borrowings nine [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 250,005		$ 433,258
Type of amortization		At maturity		At maturity
Interest Rate		31.50%		36.00%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 250,005		$ 433,258
Bank borrowings [Member] | Bank Borrowings nine [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 67,356		$ 228,734
Type of amortization		Quarter		At maturity
Interest Rate		25.50%		29.00%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 228,734
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 67,356		$ 0
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 674,403		$ 340,659
Type of amortization		Quarter		At maturity
Interest Rate		27.00%		28.50%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 340,659
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 674,403		$ 0
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 66,398		$ 518,917
Type of amortization		Quarter		At maturity
Interest Rate		26.00%		26.75%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 66,398		$ 518,917
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 368,143		$ 367,243
Type of amortization		At maturity		Quarter
Interest Rate		24.50%		30.00%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 368,143		$ 367,243
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 498,676		$ 409,428
Type of amortization		At maturity		Quarter
Interest Rate		32.00%		27.00%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 498,676		$ 9,178
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 400,250
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 84,688
Type of amortization				Quarter
Interest Rate				23.00%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 425
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 84,263
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 4,961,271
Type of amortization		At maturity
Interest Rate		1.75%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 4,961,271
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 524,538
Type of amortization				At maturity
Interest Rate				27.50%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 524,538
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 58,809
Type of amortization		At maturity
Interest Rate		2.70%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 58,809
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 50,045
Type of amortization				At maturity
Interest Rate				27.00%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 50,045
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	[3]	91,041,000-8
Debtor country	[3]	Chile
Lending party Tax ID	[3]	97,018,000-1
Creditor country	[3]	Chile
Currency	[3]	USD
Other current financial liabilities	[3]	$ 4,843,243
Type of amortization	[3]	At maturity
Interest Rate	[3]	2.42%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]	$ 4,238
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]	$ 4,839,005
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 290,342
Type of amortization				At maturity
Interest Rate				27.75%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 290,342
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 324,308
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 324,308
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 74,763
Type of amortization				At maturity
Interest Rate				27.50%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 74,763
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 326,560
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 326,560
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country	[3]			Chile
Lending party Tax ID	[3]			97,004,000-5
Creditor country	[3]			Chile
Currency	[3]			CLP
Other current financial liabilities	[3]			$ 7,428,295
Type of amortization	[3]			At maturity
Interest Rate	[3]			4.40%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]			$ 157,295
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]			$ 7,271,000
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 46,932
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 17,425
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 29,507
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 57,821
Type of amortization				At maturity
Interest Rate				2.70%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 57,821
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 40,660
Type of amortization		Monthly
Interest Rate		5.48%
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 9,956
Bank borrowings [Member] | Bank Borrowings twenty one [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 30,704
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	[3]			91,041,000-8
Debtor country	[3]			Chile
Lending party Tax ID	[3]			97,018,000-1
Creditor country	[3]			Chile
Currency	[3]			USD
Other current financial liabilities	[3]			$ 3,151
Type of amortization	[3]			At maturity
Interest Rate	[3]			1.79%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Vina San Pedro Tarapaca S.A [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]			$ 3,151
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Vina San Pedro Tarapaca S.A [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2],[3]			$ 0
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 54,000
Type of amortization		Monthly
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 13,500
Bank borrowings [Member] | Bank Borrowings twenty two [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 40,500
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 12,667
Type of amortization		Monthly
Interest Rate		7.59%
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 12,667
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				99,586,280-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 16,457,454
Type of amortization				At maturity
Interest Rate				6.86%
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 457,454
Bank borrowings [Member] | Bank Borrowings twenty three [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 16,000,000
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		UF
Other current financial liabilities		$ 61,170		$ 66,475
Type of amortization		Monthly		Monthly
Interest Rate		5.88%		4.80%
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 19,170		$ 16,333
Bank borrowings [Member] | Bank Borrowings twenty four [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 42,000		$ 50,142
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		UF
Other current financial liabilities		$ 90,000		$ 37,840
Type of amortization		Monthly		Monthly
Interest Rate		5.76%		5.48%
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 22,500		$ 9,264
Bank borrowings [Member] | Bank Borrowings twenty five [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 67,500		$ 28,576
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		UF
Other current financial liabilities		$ 37,500		$ 12,723
Type of amortization		Monthly		Monthly
Interest Rate		5.40%		5.36%
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 37,500		$ 7,599
Bank borrowings [Member] | Bank Borrowings twenty six [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 5,124
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 35,318		$ 54,000
Type of amortization		Monthly		Monthly
Interest Rate		6.12%		6.00%
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 8,641		$ 13,500
Bank borrowings [Member] | Bank Borrowings twenty seven [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 26,677		$ 40,500
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 81,554		$ 76,000
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		7.59%
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 20,028		$ 19,000
Bank borrowings [Member] | Bank Borrowings twenty eight [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 61,526		$ 57,000
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 66,666		$ 56,000
Type of amortization		Monthly		Monthly
Interest Rate		4.44%		5.88%
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 16,667		$ 14,000
Bank borrowings [Member] | Bank Borrowings twenty nine [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 49,999		$ 42,000
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 83,334		$ 90,000
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		5.76%
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 20,834		$ 22,500
Bank borrowings [Member] | Bank Borrowings thirty [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 62,500		$ 67,500
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 283,057		$ 33,197
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		6.12%
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 69,530		$ 8,111
Bank borrowings [Member] | Bank Borrowings thirty one [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 213,527		$ 25,086
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 166,800		$ 205,849
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		4.92%
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 41,700		$ 0
Bank borrowings [Member] | Bank Borrowings thirty two [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 125,100		$ 205,849
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 124,799		$ 270,599
Type of amortization		Monthly		Monthly
Interest Rate		4.73%		4.92%
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 38,678		$ 67,488
Bank borrowings [Member] | Bank Borrowings thirty three [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 86,121		$ 203,111
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 146,093		$ 77,422
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		5.02%
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 35,966		$ 19,030
Bank borrowings [Member] | Bank Borrowings thirty four [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 110,127		$ 58,392
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 150,000
Type of amortization				Monthly
Interest Rate				5.04%
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 37,500
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 112,500
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UYI
Other current financial liabilities		$ 692,326
Type of amortization		Monthly
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 403,857
Bank borrowings [Member] | Bank Borrowings thirty five [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 288,469
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 255,037
Type of amortization				Monthly
Interest Rate				4.68%
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 255,037
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 2,021,408
Type of amortization		At maturity
Interest Rate		5.35%
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings thirty six [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 2,021,408
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Uruguay
Lending party Tax ID				0-E
Creditor country				Uruguay
Currency				UYI
Other current financial liabilities				$ 1,044,907
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 406,353
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 638,554
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,018,000-1
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 16,600
Type of amortization		At maturity
Interest Rate		4.50%
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 16,600
Bank borrowings [Member] | Bank Borrowings thirty seven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 6,708		$ 21,408
Type of amortization		At maturity		At maturity
Interest Rate		4.68%		5.35%
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 6,708		$ 21,408
Bank borrowings [Member] | Bank Borrowings thirty eight [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 0
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,018,000-1
Creditor country		Chile		Chile
Currency		CLP		CLP
Other current financial liabilities		$ 815,097		$ 2,018,000
Type of amortization		Monthly		At maturity
Interest Rate		5.02%		4.50%
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 200,248		$ 18,000
Bank borrowings [Member] | Bank Borrowings thirty nine [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 614,849		$ 2,000,000
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 6,656
Type of amortization				At maturity
Interest Rate				4.68%
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 6,656
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 862,172
Type of amortization		Monthly
Interest Rate		26.63%
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 300,889
Bank borrowings [Member] | Bank Borrowings fourty [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 561,283
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other current financial liabilities				$ 774,762
Type of amortization				Monthly
Interest Rate				5.02%
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 190,490
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 584,272
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 107,050
Type of amortization		Monthly
Interest Rate		27.81%
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 80,679
Bank borrowings [Member] | Bank Borrowings fourty one [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 26,371
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 2,520,315		$ 968,556
Type of amortization		Quarter		Monthly
Interest Rate		23.00%		15.00%
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 925,670		$ 251,181
Bank borrowings [Member] | Bank Borrowings fourty two [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 1,594,645		$ 717,375
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 1,979,861		$ 57,706
Type of amortization		At maturity		Monthly
Interest Rate		20.00%		15.25%
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 3,944		$ 34,300
Bank borrowings [Member] | Bank Borrowings fourty three [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 1,975,917		$ 23,406
Bank borrowings [Member] | Bank Borrowings Fourty four [Member] | Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Interest Rate		2.70%
Bank borrowings [Member] | Bank Borrowings Fourty four [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 842,831
Type of amortization				Quarter
Interest Rate				26.00%
Bank borrowings [Member] | Bank Borrowings Fourty four [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 421,179
Bank borrowings [Member] | Bank Borrowings Fourty four [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 421,652
Bank borrowings [Member] | Bank Borrowings Fourty five [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Fourty five [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 406,453
Type of amortization				Monthly
Interest Rate				25.19%
Bank borrowings [Member] | Bank Borrowings Fourty five [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 103,106
Bank borrowings [Member] | Bank Borrowings Fourty five [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 303,347
Bank borrowings [Member] | Bank Borrowings Fourty six [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 858,792
Type of amortization				Quarter
Interest Rate				30.50%
Bank borrowings [Member] | Bank Borrowings Fourty six [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 68,826
Bank borrowings [Member] | Bank Borrowings Fourty six [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 789,966
Bank borrowings [Member] | Bank Borrowings Fourty six [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings Fourty seven [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		UF
Interest Rate		5.48%
Bank borrowings [Member] | Bank Borrowings Fourty seven [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 30,190
Type of amortization				At maturity
Interest Rate				25.66%
Bank borrowings [Member] | Bank Borrowings Fourty seven [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 30,190
Bank borrowings [Member] | Bank Borrowings Fourty seven [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings Fourty eight [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Interest Rate		6.00%
Bank borrowings [Member] | Bank Borrowings Fourty eight [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 2,109,794
Type of amortization				At maturity
Interest Rate				25.25%
Bank borrowings [Member] | Bank Borrowings Fourty eight [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 2,109,794
Bank borrowings [Member] | Bank Borrowings Fourty eight [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings Fourty nine [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Interest Rate		5.88%
Bank borrowings [Member] | Bank Borrowings Fourty nine [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 1,392
Type of amortization				At maturity
Interest Rate				26.12%
Bank borrowings [Member] | Bank Borrowings Fourty nine [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 1,392
Bank borrowings [Member] | Bank Borrowings Fourty nine [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings Fifty [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,004,000-5
Creditor country		Chile
Currency		CLP
Interest Rate		5.76%
Bank borrowings [Member] | Bank Borrowings Fifty [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 12
Type of amortization				At maturity
Interest Rate				25.53%
Bank borrowings [Member] | Bank Borrowings Fifty [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 12
Bank borrowings [Member] | Bank Borrowings Fifty [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings Fifty one [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Interest Rate		6.12%
Bank borrowings [Member] | Bank Borrowings Fifty one [Member] | Compania Industrial Cervecera S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 199,954
Type of amortization				At maturity
Interest Rate				25.00%
Bank borrowings [Member] | Bank Borrowings Fifty one [Member] | Compania Industrial Cervecera S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 199,954
Bank borrowings [Member] | Bank Borrowings Fifty one [Member] | Compania Industrial Cervecera S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Bank borrowings [Member] | Bank Borrowings Fifty two [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Interest Rate		5.02%
Bank borrowings [Member] | Bank Borrowings Fifty two [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other current financial liabilities				$ 1,138
Type of amortization				At maturity
Interest Rate				26.50%
Bank borrowings [Member] | Bank Borrowings Fifty two [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 1,138
Bank borrowings [Member] | Bank Borrowings Fifty two [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			0
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	$ 176,586		215,950
Financial leases obligations [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	50,763		65,088
Financial leases obligations [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 125,823		$ 150,862
Financial leases obligations [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 577		$ 1,925
Type of amortization		Monthly		At maturity
Interest Rate		17.50%		17.50%
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 577		$ 453
Financial leases obligations [Member] | Financial Lease Obligations One [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0		$ 1,472
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E		0-E
Debtor country		Argentina		Argentina
Lending party Tax ID		0-E		0-E
Creditor country		Argentina		Argentina
Currency		ARS		ARS
Other current financial liabilities		$ 825		$ 2,073
Type of amortization		Monthly		At maturity
Interest Rate		17.50%		17.50%
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 419		$ 528
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 406		$ 1,545
Financial leases obligations [Member] | Financial Lease Obligations Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 6,313
Type of amortization		Monthly
Interest Rate		17.00%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 1,561
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 4,752
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Interest Rate				7.07%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,000,600-6
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 18,206
Type of amortization				Monthly
Interest Rate				3.44%
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 14,369
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 3,837
Financial leases obligations [Member] | Financial Lease Obligations Three [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 62,267
Type of amortization		Monthly
Interest Rate		7.07%
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 14,986
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 47,281
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 14,126
Type of amortization				Monthly
Interest Rate				4.78%
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 6,054
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 8,072
Financial leases obligations [Member] | Financial Lease Obligations Four [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Interest Rate				4.33%
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Manantial S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,053,000-2
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 13,244
Type of amortization				Monthly
Interest Rate				4.40%
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Manantial S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 4,489
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Manantial S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 8,755
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 100,373
Type of amortization		Monthly
Interest Rate		4.33%
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 26,989
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 73,384
Financial leases obligations [Member] | Financial Lease Obligations Five [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Interest Rate				6.27%
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Lending party Tax ID				99,012,000-5
Creditor country				Chile
Currency				UF
Interest Rate				7.07%
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Other current financial liabilities		$ 6,231
Type of amortization		Monthly
Interest Rate		6.27%
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Cervecera Belga de la Patagonia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 6,231
Financial leases obligations [Member] | Financial Lease Obligations Six [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	0
Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 103,378
Type of amortization				Monthly
Interest Rate				4.33%
Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 25,436
Financial leases obligations [Member] | Financial Lease Obligations Seven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 77,942
Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | Cervecera Belga de la Patagonia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Other current financial liabilities				$ 6,522
Type of amortization				Monthly
Interest Rate				6.27%
Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | Cervecera Belga de la Patagonia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			$ 0
Financial leases obligations [Member] | Financial Lease Obligations Eight [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]			6,522
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[1]	3,306,135		3,250,023
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	688,827		637,729
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 2,617,308		$ 2,612,294
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Creditor country		Chile		Chile
Currency		UF		UF
Other current financial liabilities		$ 2,658,540		$ 2,612,294
Type of amortization		Semiannual		Semiannual
Interest Rate		4.00%		4.00%
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 41,232		$ 0
Bonds payable [Member] | Bono Serie E Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 2,617,308		$ 2,612,294
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile	[3]	Chile
Creditor country		Chile	[3]	Chile
Currency		UF	[3]	UF
Other current financial liabilities		$ 647,595		$ 637,729
Type of amortization		Semiannual		Semiannual
Interest Rate		4.25%	[3]	4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 647,595	[3]	$ 637,729
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	[2]	$ 0	[3]	$ 0

[1]	See Note 5.
[2]	See Note 5 non-discounted contractual cash flows.
[3]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).